PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2022	2021
Cost:
Lab equipment	$19,711	$18,871
Computers and peripheral equipment	11,856	14,316
Office furniture and equipment	1,568	1,510
Leasehold improvements	3,039	3,039
SECaaS equipment	7,722	5,886

	43,896	43,622
Accumulated depreciation:
Lab equipment	16,037	14,408
Computers and peripheral equipment	8,239	11,164
Office furniture and equipment	589	535
Leasehold improvements	1,453	1,230
SECaaS equipment	3,342	1,285

	29,660	28,622

Depreciated cost	$14,236	$15,000